Subsequent events	6 Months Ended
Jun. 30, 2020
Subsequent events [Abstract]
Subsequent events
Note 22. - Subsequent events

On July 1, 2020, PG&E emerged from Chapter 11. In addition, PG&E paid to Mojave the portion of the invoice corresponding to the electricity delivered for the period between January 1 and January 28, 2019. This invoice was overdue because the services relate to the pre-petition period and any payment therefore required the approval by the Bankruptcy Court. With this, the Company believed that the technical event of default under the Mojave project finance agreement, which was preventing cash distributions from Mojave to Atlantica, had been cured. However, the Company has been advised by the lender that, due to the bankruptcy appeals process and the specific contractual language governing defaults, they do not consider the PG&E-related defaults to be automatically curable without a further waiver as a technical, legal matter. At their direction, the Company has submitted a waiver request to them and we expect to receive a distribution from Mojave in the third quarter.

On July 8, 2020, the Company entered into the Note Issuance Facility 2020, a senior unsecured financing with Lucid Agency Services Limited, as agent, and a group of funds managed by Westbourne Capital as purchasers of the notes to be issued thereunder for a total amount of approximately $158 million which is denominated in euros (€140 million). The Note Issuance Facility 2020 has a maturity of seven years from the closing date. Closing of the transaction is conditional upon exercising the option to acquire the tax equity investor’s equity interest in Solana. Closing of the Note Issuance Facility 2020 is expected to occur prior to August 31, 2020, subject to certain conditions.

On July 10, 2020, the Company entered into a non-recourse project debt refinancing of Helioenergy, one of the Spanish solar assets, by adding a new long dated tranche of debt from an institutional investor. The new tranche  bears interest at a fixed rate of approximately 3% per annum and has a 15-year maturity. After transaction costs, net refinancing proceeds (net “recap”) are expected to be approximately $43 million.

On July 14, 2020, the Company entered into a non-recourse, project debt financing for approximately €326 million in relation to Helios, with institutional investors, pursuant to a monoline guarantee. The new debt has a 17-year maturity and bears interest at a rate of approximately 2% per annum. This debt has refinanced the previous bank project debt with approximately €250 million outstanding and has canceled legacy interest rate swaps. After transaction costs and cancelation of legacy swaps, net refinancing proceeds (net “recap”) were approximately $30 million.

On July 17, 2020, the Company issued $100 million aggregate principal amount of 4.00% Green Exchangeable Notes due 2025. On July 29, 2020, the Company closed an additional $15 million aggregate principal amount of the Green Exchangeable Notes. The notes mature on July 15, 2025 and bear interest at a rate of 4.00% per annum. The initial exchange rate of the notes is 29.1070 ordinary shares per $1,000 principal amount of notes, which is equivalent to an initial exchange price of $34.36 per ordinary share. Noteholders may exchange their notes at their option at any time prior to the close of business on the scheduled trading day immediately preceding April 15, 2025, only during certain periods and upon satisfaction of certain conditions. On or after April 15, 2025, noteholders may exchange their notes at any time. Upon exchange, the notes may be settled, at the election of the Company, into ordinary shares of Atlantica, cash or a combination thereof. The exchange rate is subject to adjustment upon the occurrence of certain events. The Company intends to use the proceeds from the Green Exchangeable Notes to refinance or finance, in whole or in part, the acquisition of new or ongoing assets or projects which meet certain eligibility criteria in accordance with its Green Finance Framework.

In addition, on July 17, 2020, the Company exercised the option to acquire the tax equity investor’s equity interest in Solana. Closing is expected in August, subject to customary conditions. Until now, the Company paid $10 million for the option and the additional investment is estimated to be approximately $290 million. The price includes a performance earn-out based on the average annual net production of the asset for the four calendar years with the highest annual net production during the five calendar years of 2020 through 2024.

On July 31, 2020, the Board of Directors of the Company approved a dividend of $0.42 per share, which is expected to be paid on September 15, 2020.